                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                                                    NBAMTSA60697

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   The first quarter of 1997 started out as a very interesting one in the bond arena. In the opinion of the Federal Reserve Board, the financial markets had become irrationally exuberant and at the end of the quarter it raised interest rates. This brought about our decision to stay defensive and careful through most of the quarter in order to protect principal in what could be described as a very difficult market.
   The bullish fundamentals of fixed income markets became more apparent in the second quarter of 1997. The budget deficit appears to have shrunk dramatically, the Federal Reserve has remained friendly, and inflation statistics are the lowest in a generation. With this backdrop, since mid-April, bond investors drove rates down by an average of 40 basis points across the yield spectrum.
   We indicated to you in past reports that the fundamentals for fixed income securities were positive and that we participated in the rally by maintaining a positive viewpoint on the market. We have maintained a position of assets in the mortgage area, while selectively purchasing a variety of corporate bonds in different sectors and industries.
   We have remained heavily overweighted in corporate securities during the second quarter, using spread weakness early in April to repurchase positions that were sold at tighter levels in the first quarter. However, some securities, particularly in the media sector, were sold relatively quickly after purchase, as spreads tightened. Later in the quarter, several industrial positions were sold as spreads improved materially on positive rating actions, particularly in the retail and automotive sectors. We continue to be underweighted in longer corporates, which will suffer more than intermediates and short maturity issues if, as expected, the corporate curve steepens.
   The top three holdings included General Motors Acceptance Corp. Medium-Term Notes, First USA Bank Medium-Term Deposit Notes and NationsBank Credit Card Master Trust Class A Serials. At the end of the period there were 177 holdings in the portfolio with an average quality rating of A and average yield to maturity of 6.98%.
   As we focus on the final six months of 1997, it is still our opinion that fixed income securities, in light of powerful fundamental forces, present good investment opportunities. As usual, we will be vigilant in our sector and security selection, and we will attempt to find values that are not always recognized by the general market.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  252,349,885
      Receivable for Trust shares sold                     393,708
                                                    --------------
                                                       252,743,593
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                    345,620
      Payable to administrator (Note B)                     82,741
      Accrued expenses                                      31,165
                                                    --------------
                                                           459,526
                                                    --------------
NET ASSETS at value                                 $  252,284,067
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       18,518
      Paid-in capital in excess of par value           253,640,682
      Accumulated undistributed net investment
       income                                            7,867,296
      Accumulated net realized losses on
       investment                                       (7,854,593)
      Net unrealized depreciation in value of
       investment                                       (1,387,836)
                                                    --------------
NET ASSETS at value                                 $  252,284,067
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      18,517,537
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $13.62
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 9,015,246
                                                    ------------
    Expenses:
      Administration fee (Note B)                       502,650
      Shareholder reports                                24,409
      Legal fees                                         10,161
      Trustees' fees and expenses                         6,400
      Custodian fees                                      5,000
      Auditing fees                                         981
      Miscellaneous                                         688
      Expenses from Series (Notes A & B)                409,144
                                                    ------------
        Total expenses                                  959,433
                                                    ------------
        Net investment income                         8,055,813
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized loss on investment securities         (120,357)
    Net realized loss on financial futures
     contracts                                         (468,969)
    Net realized gain on foreign currency
     transactions                                        15,785
    Change in net unrealized depreciation of
     investment securities and foreign currency
     contracts                                          297,988
    Change in net unrealized appreciation
     (depreciation) of financial futures contracts     (237,767)
                                                    ------------
        Net loss on investments from Series (Note
        A)                                             (513,320)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 7,542,493
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   8,055,813   $ 14,885,903
    Net realized loss on investments
     from Series (Note A)                      (573,541)      (325,078)
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)            60,221     (4,051,303)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                          7,542,493     10,509,522
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (14,960,978)   (20,590,149)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                31,310,833     82,039,951
    Proceeds from reinvestment of
     dividends                               14,960,978     20,590,149
    Payments for shares redeemed            (43,470,277)   (74,546,900)
                                          -----------------------------
    Net increase from Trust share
     transactions                             2,801,534     28,083,200
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (4,616,951)    18,002,573
NET ASSETS:
    Beginning of period                     256,901,018    238,898,445
                                          -----------------------------
    End of period                         $ 252,284,067   $256,901,018
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $   7,867,296   $ 14,772,461
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                      2,289,221      5,921,768
    Issued on reinvestment of dividends       1,119,834      1,528,593
    Redeemed                                 (3,181,734)    (5,404,104)
                                          -----------------------------
    Net increase in shares outstanding          227,321      2,046,257
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Limited Maturity Bond Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974 and $296,579 expiring in 2002 and 2004, respectively, determined as of December 31, 1996), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of
 .40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1997, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $284, which is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1997, additions and reductions in the Fund's investment in its Series amounted to $21,109,891 and $33,656,974, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                    Six Months Ended
                                                        June 30,
                                                          1997                  Year Ended December 31,
                                                     (UNAUDITED)(2)    1996(2)   1995(2)    1994    1993    1992
                                                    -------------------------------------------------------------
Net Asset Value, Beginning of Period                     $14.05        $14.71    $14.02    $14.66  $14.33  $14.32
                                                    -------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                   .46           .92       .82       .78     .84    1.03
    Net Gains or Losses on Securities (both
     realized and unrealized)                              (.06)         (.34)      .65      (.80)    .08    (.33)
                                                    -------------------------------------------------------------
      Total From Investment Operations                      .40           .58      1.47      (.02)    .92     .70
                                                    -------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                 (.83)        (1.24)     (.78)     (.55)   (.52)   (.66)
    Distributions (from capital gains)                       --            --        --      (.07)   (.07)   (.03)
                                                    -------------------------------------------------------------
      Total Distributions                                  (.83)        (1.24)     (.78)     (.62)   (.59)   (.69)
                                                    -------------------------------------------------------------
Net Asset Value, End of Period                           $13.62        $14.05    $14.71    $14.02  $14.66  $14.33
                                                    -------------------------------------------------------------
Total Return(3)                                           +2.96%(4)     +4.31%   +10.94%     -.15%  +6.63%  +5.18%
                                                    -------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)              $252.3        $256.9    $238.9    $344.8  $343.5  $187.0
                                                    -------------------------------------------------------------
    Ratio of Expenses to Average Net Assets                 .76%(5)       .78%      .71%      .66%    .64%    .64%
                                                    -------------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets                                                6.41%(5)      6.01%     5.99%     5.42%   5.19%   5.80%
                                                    -------------------------------------------------------------
    Portfolio Turnover Rate(6)                               --            --        27%       90%    159%    114%
                                                    -------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all fiscal periods shown.
4) Not annualized.
5) Annualized.
6) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Limited Maturity Bond Investments' Financial Highlights.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

Principal                                          Rating             Market
 Amount                                      Moody's       S&P       Value(1)
---------                                  -----------  ---------  ------------
           U.S. TREASURY SECURITIES
           (1.8%)
$  10,000  U.S. Treasury Notes, 5.75%,
           due 10/31/97                        TSY         TSY     $     10,009
2,477,195  U.S. Treasury
           Inflation-Indexed Notes,
           3.375%, due 1/15/07                 TSY         TSY        2,416,826
2,190,000  U.S. Treasury Notes, 6.625%,
           due 5/15/07                         TSY         TSY        2,206,513
                                                                   ------------
           TOTAL U.S. TREASURY SECURITIES
           (COST $4,664,681)                                          4,633,348
                                                                   ------------
           U.S. GOVERNMENT AGENCY
           SECURITIES (1.1%)
2,690,000  Federal Home Loan Bank,
           Discount Notes, 5.20%, due
           7/1/97  (COST $2,690,000)           AGY         AGY        2,689,597
                                                                   ------------
           MORTGAGE-BACKED SECURITIES
           (9.8%)
FEDERAL HOME LOAN MORTGAGE CORP.
  241,405  ARM Certificates, 7.124%, due
           3/1/17                              AGY         AGY          244,272
  167,901  ARM Certificates, 7.00%, due
           4/1/17                              AGY         AGY          169,789
   84,945  Mortgage Participation
           Certificates, 10.00%, due
           4/1/20                              AGY         AGY           91,510
FANNIE MAE
  480,536  Balloon Pass-Through
           Certificates, 9.00%, due
           7/1/97-2/1/98                      AGY          AGY          494,054
  394,583  Balloon Pass-Through
           Certificates, 8.50%, due
           10/1/97-11/1/98                    AGY          AGY          405,557
6,818,836  Pass-Through Certificates,
           7.00%, due 6/1/11                  AGY          AGY        6,856,817
4,483,663  Pass-Through Certificates,
           7.50%, due 9/1/11                  AGY          AGY        4,547,645
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
1,394,199  Pass-Through Certificates,
           10.00%, due 8/15/15-4/15/20        AGY          AGY        1,528,390
3,750,195  Pass-Through Certificates,
           9.50%, due 9/15/09-5/15/22         AGY          AGY        4,044,360
6,474,641  Pass-Through Certificates,
           7.00%, due 1/15/27                 AGY          AGY        6,359,975
                                                                   ------------
           TOTAL MORTGAGE-BACKED
           SECURITIES (COST $24,500,690)                             24,742,369
                                                                   ------------
           ASSET-BACKED SECURITIES
           (21.1%)
  253,102  Daimler-Benz Auto Grantor
           Trust, Ser. 1993-A, Class A,
           3.90%, due 10/15/98                Aaa          AAA          252,323
5,825,000  Capita Equipment Receivables
           Trust, Ser. 1996-1, Class A-3,
           6.11%, due 7/15/99                 Aaa          AAA        5,830,883
5,100,000  PNC Student Loan Trust I, Ser.
           1997-2, Class A-2, 6.138%, due
           1/25/00                            Aaa          AAA        5,093,625
3,580,000  Chase Manhattan Auto Owner
           Trust, Ser. 1996-C, Class A-3,
           5.95%, due 11/15/00                Aaa          AAA        3,572,554
7,150,000  Money Store Auto Grantor
           Trust, Ser. 1997-2, Class A-1,
           6.17%, due 3/20/01                 Aaa          AAA        7,129,837
5,070,000  Ford Credit Auto Loan Master
           Trust, Auto Loan Certificates,
           Ser. 1996-1, 5.50%, due
           2/15/03                            Aaa          AAA        4,889,001
8,000,000  NationsBank Credit Card Master
           Trust, Ser. 1995-1, Class A,
           6.45%, due 4/15/03                 Aaa          AAA        8,009,280
2,510,000  Navistar Financial Owner
           Trust, Ser. 1996-B, Class A-3,
           6.33%, due 4/21/03                 Aaa          AAA        2,510,301
4,970,000  World Omni Automobile Lease
           Securitization Trust, Ser.
           1997-A, Class A-3, 6.85%, due
           6/25/03                            Aaa          AAA        5,012,493

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                          Rating             Market
 Amount                                      Moody's       S&P       Value(1)
---------                                  -----------  ---------  ------------
$4,196,130 Chevy Chase Auto Receivables
           Trust, Ser. 1996-2, Class A,
           5.90%, due 7/15/03                  Aaa         AAA     $  4,163,988
6,500,000  Standard Credit Card Master
           Trust I, Credit Card
           Participation Certificates,
           Ser. 1994-4, Class A, 8.25%,
           due 11/7/03                         Aaa         AAA        6,893,380
                                                                   ------------
           TOTAL ASSET-BACKED SECURITIES
           (COST $53,740,630)                                        53,357,665
                                                                   ------------
           BANKS & FINANCIAL INSTITUTIONS
           (23.9%)
4,050,000  Kansallis-Osake-Pankki, Yankee
           Notes, 9.75%, due 12/15/98          A3          BBB        4,244,359
3,800,000  Household Finance Corp.,
           Medium-Term Notes, 6.62%, due
           5/28/99                             Aa2          A         3,809,728
4,760,000  Merrill Lynch & Co., Inc.,
           Medium-Term Notes, Ser. B,
           6.28%, due 6/25/99                  Aa3         AA-        4,752,051
5,020,000  CIT Group Holdings, Inc.,
           Medium-Term Notes, 6.25%, due
           10/25/99                            Aa3         A+         4,999,217
3,690,000  First National Bank of
           Commerce, Senior Bank Notes,
           6.50%, due 1/14/00                  A2          A-         3,683,985
1,090,000  Household Finance Corp.,
           Senior Subordinated Notes,
           9.55%, due 4/1/00                   A3          A-         1,168,186
3,700,000  HomeSide Lending, Inc., Notes,
           6.875%, due 5/15/00                Baa2         BBB        3,706,697
4,730,000  Smith Barney Holdings Inc.,
           Notes, 7.00%, due 5/15/00           A2           A         4,775,692
5,120,000  Comdisco, Inc., Notes, 6.50%,
           due 6/15/00                        Baa1        BBB+        5,084,672
4,180,000  Lehman Brothers Holdings Inc.,
           Medium-Term Notes, Ser. E,
           6.89%, due 10/10/00                Baa1          A         4,189,029
8,450,000  First USA Bank, Medium-Term
           Deposit Notes, 6.375%, due
           10/23/00                           Baa2        BBB-        8,373,612
2,570,000  Lehman Brothers Holdings Inc.,
           Medium-Term Notes, Ser. E,
           6.65%, due 11/8/00                 Baa1          A         2,554,528
5,200,000  Capital One Bank, Bank Notes,
           5.95%, due 2/15/01                 Baa3        BBB-        5,002,088
3,925,000  Goldman Sachs Group, L.P.,
           Global Notes, 6.75%, due
           2/15/06                             A1          A+         3,837,198(2)
                                                                   ------------
           TOTAL BANKS & FINANCIAL
           INSTITUTIONS (COST
           $61,042,501)                                              60,181,042
                                                                   ------------
           CORPORATE DEBT SECURITIES
           (41.7%)
2,630,000  Colonial Gas Co., Medium-Term
           Notes, Ser. A, 6.20%, due
           3/18/98                            Baa1         A-         2,632,577
5,000,000  Alco Capital Resource, Inc.,
           Medium-Term Notes, Ser. B,
           5.46%, due 2/22/99                  A3          A-         4,928,400
5,400,000  Lockheed Martin Corp., Notes,
           6.55%, due 5/15/99                  A3         BBB+        5,420,034
4,465,000  NWCG Holdings Corp.,
           Zero-Coupon, Yielding 7.05%,
           due 6/15/99                         Ba2        BBB-        3,851,063
4,700,000  Williams Holdings of Delaware,
           Inc., Medium-Term Notes, Ser.
           A, 6.40%, due 6/17/99              Baa2        BBB-        4,698,073
3,650,000  Chrysler Financial Corp.,
           Medium-Term Notes, Ser. Q,
           6.37%, due 6/21/99                  A3           A         3,651,204
2,520,000  Arkla, Inc., Notes, 8.875%,
           due 7/15/99                        Baa3         BBB        2,627,302
  650,000  Caterpillar Finance,
           Medium-Term Notes, Ser. E,
           6.11%, due 7/15/99                  A2           A           646,925
  925,000  Hoechst Celanese Corp., Notes,
           9.625%, due 9/1/99                  A2          A+           930,060
3,250,000  Six Flags Entertainment,
           Notes, Zero-Coupon, Yielding
           6.96%, due 12/15/99                Baa3        BBB-        2,763,443
4,450,000  Norfolk Southern Corp., Notes,
           6.70%, due 5/1/00                  Baa1        BBB+        4,460,725
3,250,000  Cleveland Electric
           Illuminating Co., Secured
           Notes, Ser. A, 7.19%, due
           7/1/00                              Ba2         BB         3,251,690(2)

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                          Rating             Market
 Amount                                      Moody's       S&P       Value(1)
---------                                  -----------  ---------  ------------
$ 435,000  ADT Operations, Inc., Senior
           Notes, 8.25%, due 8/1/00            Ba1        BBB-     $    455,119
4,290,000  Arvin Industries, Inc., Notes,
           10.00%, due 8/1/00                  Ba1        BBB-        4,565,075
4,000,000  Ford Motor Credit Co.,
           Medium-Term Notes, 6.84%, due
           8/16/00                             A1          A+         4,026,240
1,970,000  Chesapeake Corp., Notes,
           10.375%, due 10/1/00               Baa3         BBB        2,169,147
1,610,000  BHP Finance (USA) Limited,
           Guaranteed Notes, 5.625%, due
           11/1/00                             A2           A         1,562,215
1,770,000  Congoleum Corp., Senior Notes,
           9.00%, due 2/1/01                   B1          BB-        1,750,087
9,000,000  General Motors Acceptance
           Corp., Medium-Term Notes,
           8.25%, due 2/8/01                   A3          A-         9,409,320
3,670,000  Fort Howard Corp., Senior
           Notes, 9.25%, due 3/15/01          Baa3         B+         3,926,900
3,200,000  Revlon Worldwide Corp., Notes,
           Zero-Coupon, Yielding 10.75% &
           10.959%, due 3/15/01                B3          B-         2,168,000(2)
1,940,000  Colonial Realty Limited
           Partnership, Senior Notes,
           7.50%, due 7/15/01                 Baa3        BBB-        1,951,097
4,000,000  Tyco International Ltd.,
           Notes, 6.50%, due 11/1/01          Baa2        BBB+        3,940,760
2,800,000  ICI Wilmington Inc.,
           Guaranteed Notes, 7.50%, due
           1/15/02                             A2          A+         2,875,936
2,430,000  ADT Operations, Inc., Senior
           Subordinated Notes, 9.25%, due
           8/1/03                              Ba3         BB+        2,600,100
  500,000  Core-Mark International Inc.,
           Senior Subordinated Notes,
           11.375%, due 9/15/03                B3           B           523,125
4,060,000  Stewart Enterprises, Inc.,
           Notes, 6.70%, due 12/1/03          Baa3         BBB        3,962,925
3,810,000  Duty Free International, Inc.,
           Notes, 7.00%, due 1/15/04           Ba1        BBB-        3,624,262
  150,000  Loomis Fargo & Co., Senior
           Subordinated Notes, 10.00%,
           due 1/15/04                         B3           B           152,625(2)
  150,000  TLC Beatrice International
           Holdings, Senior Notes,
           11.50%, due 10/1/05                 B1          BB-          168,563
  795,000  Printpack, Inc., Senior
           Subordinated Notes, Ser. B,
           10.625%, due 8/15/06                B3          B+           841,706
2,130,000  Time Warner Inc., Notes,
           8.11%, due 8/15/06                  Ba1        BBB-        2,213,368
  395,000  Commonwealth Aluminum Corp.,
           Senior Subordinated Notes,
           10.75%, due 10/1/06                 B2          B-           416,725
  455,000  Iron Mountain Inc., Senior
           Subordinated Notes, 10.125%,
           due 10/1/06                         B3          B-           485,713
1,035,000  International Home Foods,
           Inc., Senior Subordinated
           Notes, 10.375%, due 11/1/06         B2          B-         1,071,225
  915,000  Motors and Gears, Inc., Senior
           Notes, Ser. A, 10.75%, due
           11/15/06                            B3          BB-          945,881
  955,000  Allied Waste North America,
           Inc., Senior Subordinated
           Notes, 10.25%, due 12/1/06          B3          B+         1,029,012(2)
  610,000  Fresenius Medical Care Capital
           Trust, Preferred Securities,
           9.00%, due 12/1/06                  Ba3         B+           625,250
  175,000  Newport News Shipbuilding
           Inc., Senior Subordinated
           Notes, 9.25%, due 12/1/06           B1          B+           182,000
  300,000  Safelite Glass Corp., Senior
           Subordinated Notes, 9.875%,
           due 12/15/06                        B3           B           316,500(2)
  823,000  AMTROL Inc., Senior
           Subordinated Notes, 10.625%,
           due 12/31/06                        B3          B-           857,978
  775,000  Pen-Tab Industries, Inc.,
           Senior Subordinated Notes,
           10.875%, due 2/1/07                 B3          B-           792,437(2)
  875,000  Fonda Group, Inc., Senior
           Subordinated Notes, 9.50%, due
           3/1/07                              B3          B-           840,000(2)
  175,000  GFSI Inc., Senior Subordinated
           Notes, 9.625%, due 3/1/07           B3          B-           177,188(2)

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                          Rating             Market
 Amount                                      Moody's       S&P       Value(1)
---------                                  -----------  ---------  ------------
$ 170,000  Amphenol Corp., Senior
           Subordinated Notes, 9.875%,
           due 5/15/07                        Baa2         B-      $    176,375
  275,000  French Fragrances Inc., Notes,
           10.375%, due 5/15/07                B2          B+           283,250(2)
2,240,000  Owens-Illinois, Inc., Senior
           Debentures, 8.10%, due 5/15/07    Ba1(3)      BB+(3)       2,279,715
1,610,000  Sinclair Broadcast Group,
           Senior Subordinated Notes,
           9.00%, due 7/15/07                  B2           B         1,565,725(2)
  345,000  KinderCare Learning Centers,
           Inc., Senior Subordinated
           Notes, 9.50%, due 2/15/09           B3          B-           338,963
                                                                   ------------
           TOTAL CORPORATE DEBT
           SECURITIES (COST $105,276,090)                           105,132,003
                                                                   ------------
           TOTAL INVESTMENTS (99.4%)
           (COST $251,914,592)                                      250,736,024(4)
           Cash, receivables and other
           assets, less liabilities
           (0.6%)                                                     1,613,862
                                                                   ------------
           TOTAL NET ASSETS (100.0%)                               $252,349,886
                                                                   ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
1) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 1997, these securities amounted to $14,413,625 or 5.7% of net assets.
3) Rated BBB- by Duff & Phelps Credit Rating Co.
4) At June 30, 1997, the cost of investments for Federal income tax purposes was $251,914,592. Gross unrealized appreciation of investments was $1,049,989 and gross unrealized depreciation of investments was $2,228,557, resulting in net unrealized depreciation of $1,178,568, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  250,736,024
      Cash                                                     409
      Interest receivable                                3,075,595
      Receivable for variation margin (Note A)             128,819
      Deferred organization costs (Note A)                  45,708
      Prepaid expenses and other assets                     11,299
      Receivable for securities sold                         3,700
                                                    --------------
                                                       254,001,554
                                                    --------------
LIABILITIES
      Payable for securities purchased                   1,568,623
      Payable to investment manager (Note B)                51,729
      Accrued expenses                                      31,316
                                                    --------------
                                                         1,651,668
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  252,349,886
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  253,737,722
      Net unrealized depreciation in value of
       investment securities and financial futures
       contracts                                        (1,387,836)
                                                    --------------
NET ASSETS                                          $  252,349,886
                                                    --------------
*Cost of investments                                $  251,914,592
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $ 9,015,246
                                                    ------------
    Expenses:
      Investment management fee (Note B)                314,240
      Custodian fees (Note B)                            64,631
      Amortization of deferred organization and
       initial offering expenses (Note A)                 7,993
      Trustees' fees and expenses                         6,611
      Accounting fees                                     5,000
      Auditing fees                                       4,257
      Legal fees                                          3,651
      Insurance expense                                   2,577
      Miscellaneous                                         184
                                                    ------------
        Total expenses                                  409,144
                                                    ------------
        Net investment income                         8,606,102
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
     sold                                              (120,357)
    Net realized loss on financial futures
     contracts (Note A)                                (468,969)
    Net realized gain on foreign currency
     transactions (Note A)                               15,785
    Change in net unrealized depreciation of
     investment securities and foreign currency
     contracts                                          297,988
    Change in net unrealized appreciation
     (depreciation) of financial futures contracts
     (Note A)                                          (237,767)
                                                    ------------
        Net loss on investments                        (513,320)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 8,092,782
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   8,606,102   $ 16,012,909
    Net realized loss on investments           (573,541)      (325,078)
    Change in net unrealized
     appreciation (depreciation) of
     investments                                 60,221     (4,051,303)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                          8,092,782     11,636,528
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                21,109,891     60,190,555
    Reductions                              (33,656,974)  (140,645,959)
                                          -----------------------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                   (12,547,083)   (80,455,404)
                                          -----------------------------
NET DECREASE IN NET ASSETS                   (4,454,301)   (68,818,876)
NET ASSETS:
    Beginning of period                     256,804,187    325,623,063
                                          -----------------------------
    End of period                         $ 252,349,886   $256,804,187
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching

Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
   financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been closed or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on its transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
      At June 30, 1997, open positions in financial futures contracts were as follows:

                                                                          UNREALIZED
EXPIRATION                      OPEN CONTRACTS              POSITION     DEPRECIATION
----------------------------------------------------------------------------------------
September 1997        207  U.S. Treasury Notes, 5 Year       Short            $ 75,672
September 1997        359  U.S. Treasury Notes, 10 Year      Short             133,596

      At June 30, 1997, the Series had deposited $540,000 principal of Kansallis-Osake-Pankki, Yankee Notes, 9.75%, due 12/15/98 in a segregated account to cover margin requirements on open financial futures contracts.
6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $45,708.
9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series.

Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $284, which is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1997, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $132,531,915 and $131,241,340, respectively.
   During the six months ended June 30, 1997, the Series entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at June 30, 1997.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                                    Period from
                                                    Six Months                      May 1, 1995
                                                       Ended                       (Commencement
                                                     June 30,      Year Ended    of Operations) to
                                                       1997       December 31,      December 31,
                                                    (UNAUDITED)       1996              1995
                                                    -----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                             .33%(1)        .33%                .32%(1)
                                                    -----------------------------------------------
    Net Investment Income                               6.85%(1)       6.46%               6.34%(1)
                                                    -----------------------------------------------
Portfolio Turnover Rate                                   54%           132%                 78%
                                                    -----------------------------------------------
Net Assets, End of Period (in millions)               $252.3         $256.8              $325.6
                                                    -----------------------------------------------

1) Annualized.